Note 21 - Quarterly Financial Data (Unaudited) (Detail) - Selected Unaudited Quarterly Financial Data (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2012
Interest income	$ 5,468,000	$ 5,564,000	$ 5,682,000	$ 5,877,000	$ 6,173,000	$ 6,451,000	$ 6,854,000	$ 6,983,000
Net interest income	4,576,000	4,501,000	4,422,000	4,417,000	4,519,000	4,669,000	4,854,000	5,093,000	17,915,622	19,135,129	21,304,894
Net income (loss)	$ 1,175,000	$ 1,104,000	$ 1,203,000	$ 1,003,000	$ 942,000	$ 248,000	$ 987,000	$ 766,000	$ 4,484,817	$ 2,942,645	$ 2,807,682
Income (loss) per common share basic (in Dollars per share)	$ 0.34	$ 0.32	$ 0.35	$ 0.29	$ 0.27	$ 0.07	$ 0.29	$ 0.22
Income (loss) per common share diluted (in Dollars per share)	$ 0.34	$ 0.32	$ 0.35	$ 0.29	$ 0.27	$ 0.07	$ 0.29	$ 0.22